Income Taxes - Reconciliation of Expected Tax Computed at U.S. Statutory Federal Income Tax Rate to Total Provision for Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Expected tax at 21%			21.00%	21.00%
State income tax, net of federal tax			6.80%	6.80%
Limited liability company loss			0.00%	(0.10%)
Non-deductible expenses			(0.30%)	(0.80%)
Research credits			3.10%	4.90%
Other			0.00%	(0.80%)
Change in valuation allowance			(30.60%)	(31.00%)
Provision for income taxes			0.00%	0.00%
Expected tax at 21%			$ (9,730)	$ (4,921)
State income tax, net of federal tax			(3,167)	(1,581)
Limited liability company loss			4	8
Non-deductible expenses			164	187
Research credits			(1,424)	(1,145)
Other			(2)	191
Change in valuation allowance			14,170	7,265
Provision for income taxes	$ 0	$ 3	$ 15	$ 4